Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and contingencies
Schedule of total rent expense incurred under operating leases
For the Years ended March 31,
2016	2015	2014
$23,690	$21,565	$17,523

Schedule of minimal lease payments under non-cancellable operating lease contracts

Minimal lease payments
For the year ended March 31, 2017	21,000
For the year ended March 31, 2018	17,593
For the year ended March 31, 2019	14,472
For the year ended March 31, 2020	12,158
For the year ended March 31, 2021	9,106

Total	$74,329